Financial Liabilities Held for Trading - Summary of Financial Liabilities Held for Trading (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities held for trading [Line Items]
Current	R$ 37	R$ 55
Non-Current	155	410
Total	192	465
Shares held for trading [member]
Disclosure of financial liabilities held for trading [Line Items]
Current	31	6
Non-Current	9	53
Total	40	59
Debt securities held for trading [member]
Disclosure of financial liabilities held for trading [Line Items]
Current	6	49
Non-Current	146	357
Total	R$ 152	R$ 406